Employee Benefit Plans (Summary Of Current Allocation Percentages Of Plan Assets) (Details)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Horizon Defined Benefit Plan
Defined Benefit Plan Disclosure [Line Items]
Target Allocation	100.00%
Percentage of Plan Assets	100.00%	100.00%
Horizon Defined Benefit Plan | Equity Securities
Defined Benefit Plan Disclosure [Line Items]
Target Allocation	65.00%
Allowable-Allocation Range, Minimum	40.00%
Allowable-Allocation Range, Maximum	100.00%
Percentage of Plan Assets	53.00%	53.00%
Horizon Defined Benefit Plan | Debt Securities
Defined Benefit Plan Disclosure [Line Items]
Target Allocation	18.00%
Allowable-Allocation Range, Minimum	20.00%
Allowable-Allocation Range, Maximum	40.00%
Percentage of Plan Assets	23.00%	28.00%
Horizon Defined Benefit Plan | Cash and Cash Equivalents
Defined Benefit Plan Disclosure [Line Items]
Target Allocation	2.00%
Allowable-Allocation Range, Minimum	3.00%
Allowable-Allocation Range, Maximum	10.00%
Percentage of Plan Assets	9.00%	7.00%
Horizon Defined Benefit Plan | Other Securities
Defined Benefit Plan Disclosure [Line Items]
Target Allocation	15.00%
Allowable-Allocation Range, Minimum	0.00%
Allowable-Allocation Range, Maximum	15.00%
Percentage of Plan Assets	15.00%	12.00%
Community Defined Benefit Plan
Defined Benefit Plan Disclosure [Line Items]
Target Allocation	100.00%
Percentage of Plan Assets	100.00%
Community Defined Benefit Plan | Equity Securities
Defined Benefit Plan Disclosure [Line Items]
Target Allocation	25.00%
Allowable-Allocation Range, Minimum	20.00%
Allowable-Allocation Range, Maximum	30.00%
Percentage of Plan Assets	26.00%
Community Defined Benefit Plan | Debt Securities
Defined Benefit Plan Disclosure [Line Items]
Target Allocation	75.00%
Allowable-Allocation Range, Minimum	70.00%
Allowable-Allocation Range, Maximum	80.00%
Percentage of Plan Assets	74.00%